Cash (Details Narrative) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure Cash Details Narrative Abstract
Total cash	$ 3,389,319	$ 426,062	$ 1,011,293	$ 84,913